Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Financing income (including related party amounts of RMB 4,551, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2017, 2018 and 2019, respectively)	$ 504,187,849	¥ 3,510,054,957	¥ 3,535,275,780	¥ 3,642,183,767
Loan facilitation income and other related income	330,002,774	2,297,413,315	1,646,772,629	302,009,352
Transaction services fee and other related income	315,933,218	2,199,463,876
Total revenues	1,269,792,805	8,840,043,542	7,692,342,304	4,775,366,052
Cost of revenues:
Cost of goods sold	(52,574,701)	(366,014,556)	(2,003,642,524)	(23,895,186)
Cost of other revenues (including related party amounts of RMB 221,009,227, RMB 147,610,831 and RMB nil (US$ nil) for the years ended December 31, 2017, 2018 and 2019, respectively)	(76,958,920)	(535,772,612)	(731,785,772)	(856,950,671)
Total cost of revenues	(129,533,621)	(901,787,168)	(2,735,428,296)	(880,845,857)
Operating expenses:
Sales and marketing (including related party amounts of RMB 238,114,969, RMB 32,542,281 and RMB nil (US$ nil) for the years ended December 31, 2017, 2018 and 2019, respectively)	(40,307,897)	(280,615,518)	(540,550,282)	(431,749,549)
General and administrative	(41,089,839)	(286,059,239)	(255,867,298)	(183,673,832)
Research and development	(29,414,937)	(204,780,905)	(199,560,164)	(153,257,564)
Changes in guarantee liabilities and risk assurance liabilities (including changes in guarantee liabilities amounts of RMB 150,152,083, RMB 116,592,666 and RMB 939,954,125 (US$ 135,015,962), change in risk assurance liabilities amounts of RMB nil, RMB nil and RMB 203,473,526 (US$ 29,227,143) for the year ended December 31, 2017, 2018 and 2019, respectively)	(164,243,105)	(1,143,427,651)	(116,592,666)	(150,152,083)
Provision for receivables and other assets	(327,950,550)	(2,283,126,141)	(1,178,723,206)	(605,163,716)
Total operating expenses	(603,006,328)	(4,198,009,454)	(2,291,293,616)	(1,523,996,744)
Other operating income	15,586,222	108,508,163	23,747,754	50,702,352
Income from operations	552,839,078	3,848,755,083	2,689,368,146	2,421,225,803
Interest and investment income, net	2,998,043	20,871,782	35,740,334	4,210,903
Foreign exchange gain/(loss), net	953,088	6,635,208	(90,771,459)	(7,176,838)
Other income	3,531,194	24,583,469	15,231,215	2,107,933
Other expenses	(1,482,917)	(10,323,771)	(521,505)	(362,978)
Net income before income taxes	558,838,486	3,890,521,771	2,649,046,731	2,420,004,823
Income tax expenses	(89,952,864)	(626,233,846)	(157,730,518)	(255,546,003)
Net income	468,885,622	3,264,287,925	2,491,316,213	2,164,458,820
Net income attributable to Qudian Inc.'s shareholders	468,885,622	3,264,287,925	2,491,316,213	2,164,458,820
Other comprehensive income/(loss)
Foreign currency translation adjustment	4,581,153	31,893,073	33,089,222	(77,947,461)
Total comprehensive income	473,466,775	3,296,180,998	2,524,405,435	2,086,511,359
Total comprehensive income attributable to Qudian Inc.'s shareholders	$ 473,466,775	¥ 3,296,180,998	¥ 2,524,405,435	¥ 2,086,511,359
Common Class A and Class B [Member]
Earnings per share for Class A and Class B ordinary shares:
Basic | (per share)	$ 1.68	¥ 11.72	¥ 7.82	¥ 17.13
Diluted | (per share)	$ 1.57	¥ 10.94	¥ 7.74	¥ 7.09
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	278,531,382	278,531,382	318,685,836	126,390,196
Diluted	300,457,711	300,457,711	321,955,142	305,221,444
American Depositary Shares [Member]
Earnings per share for Class A and Class B ordinary shares:
Basic | (per share)	$ 1.68	¥ 11.72	¥ 7.82	¥ 17.13
Diluted | (per share)	$ 1.57	¥ 10.94	¥ 7.74	¥ 7.09
Sales Commission Fee [Member]
Revenues:
Revenues	$ 51,252,767	¥ 356,811,512	¥ 307,492,444	¥ 797,167,074
Sales Income [Member]
Revenues:
Revenues	62,045,144	431,945,882	2,174,788,821	26,083,472
Penalty fees [Member]
Revenues:
Revenues	$ 6,371,053	¥ 44,354,000	¥ 28,012,630	¥ 7,922,387